Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other financial liabilities (Tables) [Abstract]
Breakdown of the balances

The breakdown of the balances of these items is as follows:

Thousand of reais	2018	2017	2016

Credit card obligations	39,761,739	32,049,712	25,420,237
Unsettled financial transactions (2)	3,356,871	3,905,236	3,829,374
Dividends and Interest on Capital payable	4,508,569	4,553,914	4,346,128
Tax collection accounts - Tax payables	1,205,746	1,077,860	1,157,386
Liability associated with the transfer of assets (Note 9.g)	126,906	428,248	774,673
Other financial liabilities (1)	2,769,005	2,245,765	1,351,301
Total	51,728,836	44,260,735	36,879,099

(1) As of December 31, 2018, the financial liability is included in the total amount of R$519 million (2017 - R$484 million and 2016 - R$307 million), related to the purchase option period of the shares held by Banco Bonsucesso. The exercise period is the defined between two periods, the first from February 10, 2019 to February 10, 2021, if the exercise does not occur in the first period, the second period will be from February 10, 2023 to February 10, 2025 and R$1,427 (2017 - R$1,223 million and 2016 - R$950 million), referring to an option with shares issued by Getnet SA, which was authorized by Bacen on February 18, 2019.

(2) Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency.